UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tieton Capital Management, LLC
Address: 4700 Tieton Drive, Suite C
         Yakima, WA  99808

13F File Number: 028-14613

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William J. Dezellem, CFA
Title:     Chief Investment Officer & President
Phone:     (509) 965-6488

Signature, Place, and Date of Signing:

 /s/ William J. Dezellem, CFA     Yakima, WA     November 8, 2012

Report Type (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    30

Form 13F Information Table Value Total:    $108,335 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADTRAN Inc                     COM              00738A106     2384   137969 SH       Sole                   137969
Big 5 Sporting Goods           COM              08915P101     7117   711835 SH       Sole                   711835
Body Central Corp              COM              09689U102     5253   502645 SH       Sole                   502645
Ceradyne Inc.                  COM              156710105     3108   127210 SH       Sole                   127210
Columbia Sportswear Company    COM              198516106     1854    34400 SH       Sole                    34400
Cynosure Inc                   COM              232577205     1304    49470 SH       Sole                    49470
Deckers Outdoor Inc            COM              243537107     3299    90035 SH       Sole                    90035
EnerSys                        COM              29275Y102     2576    72990 SH       Sole                    72990
Gordmans Stores                COM              38269P100     4238   229690 SH       Sole                   229690
Houston Wire & Cable           COM              44244K109     2315   215190 SH       Sole                   215190
Key Tronic Corp                COM              493144109     8987   905901 SH       Sole                   905901
Kirkland's Inc                 COM              497498105     3274   329710 SH       Sole                   329710
Lattice Semiconductor          COM              518415104     2206   574500 SH       Sole                   574500
LoJack Corporation             COM              539451104     3414  1517427 SH       Sole                  1517427
Merge Healthcare Inc           COM              589499102     5424  1419790 SH       Sole                  1419790
Micrel Inc                     COM              594793101     4579   439412 SH       Sole                   439412
Newpark Resources Inc          COM              651718504     4415   595785 SH       Sole                   595785
OYO Geospace Corp              COM              671074102     2568    20975 SH       Sole                    20975
Pinnacle Financial Partners    COM              72346Q104     5581   288875 SH       Sole                   288875
Plantronics Inc                COM              727493108     3758   106355 SH       Sole                   106355
Psychemedics Corp              COM              744375205     2188   181260 SH       Sole                   181260
Regal Beloit Corp              COM              758750103     2937    41670 SH       Sole                    41670
Skechers U.S.A. Inc            COM              830566105     3508   171970 SH       Sole                   171970
StanCorp Financial Group       COM              852891100     2187    69995 SH       Sole                    69995
TETRA Technologies             COM              88162F105     3742   618517 SH       Sole                   618517
TeleTech Holdings              COM              879939106     2269   133100 SH       Sole                   133100
TriQuint Semiconductor         COM              89674K103     4204   834085 SH       Sole                   834085
Wilshire Bancorp               COM              97186T108      693   110010 SH       Sole                   110010
World Acceptance Corp          COM              981419104     4637    68745 SH       Sole                    68745
j2 Global Inc                  COM              48123V102     4319   131585 SH       Sole                   131585